Statements of Cash Flows (Investment Capital Fund Group, LLC Series 20) (USD $)	0 Months Ended
Jun. 30, 2014
Investment Capital Fund Group, LLC Series 20 [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (3,000)
Depreciation
Funds used in operations	(3,000)
Net change in working capital	3,000
Net change in cash
CASH AND CASH EQUIVALENTS, AT BEGINNING OF PERIOD
CASH AND CASH EQUIVALENTS, AT END OF PERIOD